Prepaid expenses and deposits (Tables)	3 Months Ended
Mar. 31, 2025
Prepaid expenses and deposits [abstract]
Schedule of Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	March 31, 2025	December 31, 2024
	$	$
Research and development	26,372	26,348
Insurance	111,438	36,162
Other prepaids and deposits	6,535	6,526
	144,345	69,036